Property and equipment, net (Tables)	12 Months Ended
Jun. 30, 2025
Property, Plant and Equipment [Abstract]
Schedule of Property and equipment
Property and equipment consisted of the following:

	As of June 30,
	2024	2025
	RMB	RMB
Building (1)	34,791,400	34,791,400
Electronic equipment	212,490	212,490
Office equipment	306,747	321,785
Vehicles	890,761	890,761
Leasehold and property improvement	1,771,349	1,771,349
Total	37,972,747	37,987,785

Less: accumulated depreciation	4,257,795	6,476,688
Property and equipment, net	33,714,952	31,511,097

Depreciation and amortization expenses for the years ended June 30, 2023, 2024 and 2025 were RMB1,792,256, RMB2,187,449 and RMB2,218,894, respectively.

(1)
The
Group
mortgaged this building to obtain a line of credit in RMB
7,000,000 from Rural Commercial Bank, with a five-year term from June 24, 2022 to June 23, 2027.
On September 8, 2022, Youba Tech obtained
additional
line of credit of RMB
5,200,000 from Rural Commercial Bank, with a five-year term from September 8, 2022 to September 7, 2027. The building is also pledged to secure for this line of credit.